Value of Stock-Based Compensation Awards Restricted Stock Units (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Share Based Compensation [Line Items]
Fair value of share-based units that vested during the fiscal year	$ 88	$ 42	$ 35
Weighted average grant date fair value of share based units granted during the fiscal year	$ 29.09	$ 23.40	$ 15.56
Total compensation expense	35	41	35
Tax benefit on compensation expense	$ 11	$ 15	$ 13